Document and Entity Information	Oct. 20, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	JPMORGAN CHASE & CO
Amendment Flag	false
Entity Central Index Key	0000019617
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-5805
Entity Tax Identification Number	13-2624428
Entity Address, Address Line One	270 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock
Trading Symbol	JPM
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interestina Shareof 5.75 Not Cumulative Preferred Stock Series DD [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD
Trading Symbol	JPM PR D
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interestina Shareof 6.00 Not Cumulative Preferred Stock Series EE [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE
Trading Symbol	JPM PR C
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interestina Shareof 4.75 Not Cumulative Preferred Stock Series GG [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 4.75% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	JPM PR J
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interest In A Share Of 455 Not Cumulative Preferred Stock Series JJ [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 4.55% Non-Cumulative Preferred Stock, Series JJ
Trading Symbol	JPM PR K
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interest In A Share Of 4625 Not Cumulative Preferred Stock Series LL [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 4.625% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	JPM PR L
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interest In A Share Of 420 Not Cumulative Preferred Stock Series MM [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 4.20% Non-Cumulative Preferred Stock, Series MM
Trading Symbol	JPM PR M
Security Exchange Name	NYSE
Guarantee Of Callable Fixed Rate Notes Due June 102032 Of JP Morgan Chase Financial Company LLC [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Callable Fixed Rate Notes due June 10, 2032 of JPMorgan Chase Financial Company LLC
Trading Symbol	JPM/32
Security Exchange Name	NYSE
Guarantee Of Alerian Mlp Index ET Ns Due January 282044 Of JP Morgan Chase Financial Company Llc 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Alerian MLP Index ETNs due January 28, 2044 of JPMorgan Chase Financial Company LLC
Trading Symbol	AMJB
Security Exchange Name	NYSEArca
Guarantee Of Inverse Vix Short Term Futures ET Ns Due March 222045 Of JP Morgan Chase Financial Company Llc 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Inverse VIX Short-Term Futures ETNs due March 22, 2045 of JPMorgan Chase Financial Company LLC
Trading Symbol	VYLD
Security Exchange Name	NYSEArca